Consolidated statement of cash flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Receipts from customers (inclusive of consumption tax)	$ 4,714,808	$ 3,339,529
Payments to suppliers and employees (inclusive of consumption tax)	(25,554,506)	(20,685,056)
Interest received	244,514	6,477
Borrowing costs paid	(943,574)	(843,590)
Government grants received	396,734	416,992
Net cash outflow from operating activities	(21,142,024)	(17,765,648)
Cash flows from investing activities
Payments for property, plant and equipment	(13,200,358)	(14,972,534)
Payments for investments		(12,767,817)
Payment of escrow funds	(755,403)
Proceeds from release of escrow funds	8,465,710	3,085,744
Payments for security deposits	(888,381)
Payments for exploration and evaluation assets	(5,071)	(30,744)
Net cash outflow from investing activities	(6,383,503)	(24,685,351)
Cash flows from financing activities
Proceeds on issue of shares		983,120
Payment of share issue expenses	(4,201)	(23,815)
Proceeds from convertible loan note issues	30,000,000
Payment of convertible notes issue expenses	(47,338)
Proceeds from the exercise of options	51,537
Payment of withholding tax - Performance rights	(49,499)	(2,501,992)
Proceeds from borrowings	753,768	1,453,704
Principal elements of lease repayments	(170,896)	(156,044)
Repayment of borrowings	(518,025)	(272,952)
Net cash inflow / (outflow) from financing activities	30,015,346	(517,979)
Net increase / (decrease) in cash and cash equivalents	2,489,819	(42,968,978)
Effects of foreign currency	(2,453,909)	(2,763,448)
Cash and cash equivalents at the beginning of the year	99,039,172	188,469,787
Cash and cash equivalents at the end of the half-year	$ 99,075,082	$ 142,737,361